Income Taxes (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forward	$ 8,276,000	$ 4,033,000
Valuation allowance	$ (8,276,000)	$ (4,033,000)
Net deferred tax assets